ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended											3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 U.S. loan portfolios	Dec. 31, 2011 U.S. loan portfolios	Dec. 31, 2010 U.S. loan portfolios	Dec. 31, 2011 Egg Banking PLC	Dec. 31, 2011 Citi Belgium business	Dec. 31, 2011 FX translation	Dec. 31, 2010 Adoption of SFAS 167	Dec. 31, 2010 U.K. first mortgage portfolio	Dec. 31, 2012 New OCC guidance	Sep. 30, 2012 New OCC guidance	Mar. 31, 2012 Anticipated forgiveness of principal in connection with national mortgage settlement
Allowance for loan losses disclosures
Gross credit losses	$ (17,005)	$ (22,699)	$ (34,149)									$ 40	$ (635)	$ (370)
Net reserve builds (releases)	1,908	8,525	6,517										600
Net specific reserve builds (releases)	1,865	(174)	(855)											350
Other, net	$ 887	$ 2,189	$ (10,284)	$ 875	$ 1,600	$ 2,700	$ 240	$ 72	$ 290	$ (13,400)	$ 290